Related Party Transactions (Details)	12 Months Ended
Dec. 31, 2019
Intel Capital Corporation ("Intel") and its affiliates [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A substantial shareholder of the Group
Bluecap [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by a key management of the Group
Hareesh Ramanna [Member]
Related Party Transaction [Line Items]
Relationship with the Group	Executive Vice President and Co-General Manager of Connected Solutions Business Unit
Cloudminds (Hong Kong) Ltd. ("Cloudminds") [Member]
Related Party Transaction [Line Items]
Relationship with the Group	A company controlled by a director of the Company [1]

[1]	On December 18, 2018, the entity ceased to be a related party of the Company due to the resignation of this director.